Customer Deposits	9 Months Ended
Sep. 30, 2011
Customer Deposits [Abstract]
Customer Deposits [Text Block]
Note 9 –	Customer Deposits

Customer deposits consist of amounts received from customers relating to the sale of residential and commercial units. In the PRC, customers generally obtain financing for the purchase of their residential unit prior to the completion of the project. The lending institutions will provide the funds to the Company upon the completion of the financing rather than the completion of the project. The Company receives these funds and recognizes them as a liability until the revenue can be recognized. As of September 30, 2011 and December 31, 2010, the Company received $42,887,810 and $22,417,416 deposits from customers, respectively.